Income Taxes, Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other income tax disclosures
Net accrued interest and penalties	$ 19	$ 15
Interest and penalties expense related to unrecognized income tax benefits	3	(2)	$ 1
Effect of unrecognized tax benefit on income tax expense	$ 38	$ 29	$ 25
Federal income tax rate	35.00%	35.00%	35.00%
Future tax year
Other income tax disclosures
Federal income tax rate	21.00%
State
Other income tax disclosures
All audit periods prior to this year are closed	2013
Federal
Other income tax disclosures
All audit periods prior to this year are closed	2013